MONTEAGLE FUNDS
                  6550 Directors Parkway, Abilene, Texas 79606
                      325-795-2111 phone - 325-795-8521 fax



December 18, 2007

                                                                 FILED VIA EDGAR
                                                                 ---------------


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:   Monteagle Funds (the "Trust")
            File No. 811-08529; 333-41461
            Definitive Proxy Materials


Ladies and Gentlemen:

      We are electronically filing via EDGAR, pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, definitive copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and forms of Proxy, to be furnished to shareholders of the Monteagle Fixed Income Fund, the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Quality Growth Fund and the Monteagle Select Value Fund, each a series of the Trust, in connection with a Special Meeting of Shareholders scheduled to be held on January 11, 2008. Proxy materials are expected to be first released to shareholders on or about December 18, 2007.

      Mrs. Patricia Williams of the Commission's staff provided us with the following comments on the preliminary proxy materials that were filed with the Commission on December 3, 2007. The following are the comments provided and the Trust's responses to each:

COMMENT #1

      Disclose the aggregate dollar amount of investment advisory fees paid by each Fund to its investment adviser during its last fiscal year.

RESPONSE: We have disclosed in the Proxy Statement the aggregate dollar amount of investment advisory fees paid by each Fund during the fiscal year ended August 31, 2007.

COMMENT #2

      On pages 4-5 of the Proxy Statement, under the heading "Expenses," it is stated that "the Trust" is responsible for the payment of certain expenses. Change these references to the Trust to "the Funds."

RESPONSE: We have changed these references as requested.


COMMENT #3

      On page 10 of the Proxy Statement, under the heading "Investment Advisers," disclose the names and addresses of the directors and officers of Nashville Capital Corporation and Parkway Advisors, L.P.

RESPONSE: We have disclosed the names and addresses of the directors and officers of Nashville Capital Corporation and Parkway Advisors, L.P.


COMMENT #4

      Given that the Management Agreement may be terminated by its Adviser, disclose what would occur in this instance.

RESPONSE: We have disclosed that if a Fund's Management Agreement were terminated by its Adviser, the Board would attempt to identify and retain a different investment adviser or otherwise provide alternative arrangements for the day-to-day management of the Fund's investments.

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      The Trust acknowledges that:

1. The Trust is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff.
2. Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.
3. Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.
4. The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      Please contact the undersigned at 513/587-3403 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary